DISCONTINUED OPERATIONS - Results of Operations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Loss from discontinued operations	¥ (1,956)
NFT business group | Discontinued Operations, Held-for-Sale or Disposed of by Sale
DISPOSAL OF SUBSIDIARIES
Revenues	26
Cost of sales	(278)
General and administrative	(1,106)
Impairment on advance and other assets	(607)
Loss from operations	(1,965)
Foreign currency exchange loss	(4)
Other expenses income, net	13
Loss from discontinued operations	¥ (1,956)